MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Amortized cost
Due in one year or less	$ 750
Due after five through ten years
Due after ten years
Total	3,495	$ 3,995
Fair value
Due in one year or less	756
Due after one through five years	2,866
Due after five through ten years
Due after ten years
Total	$ 3,622	4,080
HELD TO MATURITY, Weighted average yield
Due in one year or less	2.84%
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years	91
Due after five through ten years
Due after ten years	97,015
Total	97,106	108,331
Fair value
Due in one year or less
Due after one through five years	92
Due after five through ten years
Due after ten years	96,557
Total	$ 96,649	$ 108,708
HELD TO MATURITY, Weighted average yield
Due in one year or less
Due after one through five years	1.62%
Due after ten years	1.22%
Total	1.22%